Audit Information	12 Months Ended
Dec. 31, 2022
Audit Information [Abstract]
Auditor Name	KPMG AG Wirtschaftsprüfungsgesellschaft
Auditor Location	Düsseldorf, Germany,
Auditor Firm ID	1021